Subsequent Events - Additional Information (Detail) - USD ($)	Feb. 11, 2019	Oct. 22, 2018
Subsequent Event [Line Items]
Maximum increase in new credit facilities aggregate amount		$ 25,000,000
Forrest-Pruzan Creative LLC [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage	100.00%
Cash consideration paid	$ 6,500,000
Business acquisition, cash due after deferral period	2,000,000
Forrest-Pruzan Creative LLC [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Equity consideration paid	2,200,000
New Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit	$ 75,000,000	$ 50,000,000
Subsequent Event [Member] | Forrest-Pruzan Creative LLC [Member]
Subsequent Event [Line Items]
Business acquisition, Name of acquired entity	Forrest-Pruzan Creative LLC
Cash consideration paid	$ 6,500,000
Business acquisition, working capital adjustments	1,500,000
Business acquisition, cash due after deferral period	2,000,000
Subsequent Event [Member] | Forrest-Pruzan Creative LLC [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Equity consideration paid	$ 2,200,000
Subsequent Event [Member] | New Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, amendment date	Feb. 11, 2019
Maximum increase in new credit facilities aggregate amount	$ 25,000,000
Line of credit	$ 75,000,000